Share-based awards (Tables)	3 Months Ended
Mar. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of Share Option Activity

The following table summarizes option activity for the three months ended March 31, 2020:

	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Life
Outstanding at December 31, 2019	656,107	$87.80	$26.60	4.76
Granted	100,207	$159.33	$42.11
Exercised	(31,964)	$26.95	$10.82
Canceled/expired	(1,330)	$22.30	$9.72

Outstanding at March 31, 2020	723,020	$100.52	$29.48	5.17

Exercisable at March 31, 2020	365,707	$79.57	$23.91	4.06

Schedule of Movement in Non-vested Share Options
The following table summarizes the movement in non-vested share options for the three months ended March 31, 2020:

	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value
Non-vested outstanding at December 31, 2019	358,030	$103.68	$31.28

Granted	100,207	$159.33	$42.11
Vested	(100,924)	$94.22	$28.20
Forfeited	—	$—	$—

Non-vested outstanding at March 31, 2020	357,313	$121.96	$35.19

Schedule of Weighted Average Fair Values and Assumptions Used	The weighted average grant date fair values and assumptions used were as follows:

	Three Months Ended
	March 31, 2020	March 31, 2019
Weighted average grant date fair value	$42.11	$43.59
Assumptions:
Expected volatility	28%	30%
Dividend yield	—%	—%
Risk-free interest rate	0.78%	2.59%
Expected life	5 years	5 years

Schedule of RSU and PSU Activity	The following table summarizes RSU and PSU activity for the three months ended March 31, 2020:

	PSU Outstanding Number of Shares	PSU Weighted Average Grant Date Fair Value	PSU Weighted Average Remaining Contractual Life	RSU Outstanding Number of Shares	RSU Weighted Average Grant Date Fair Value	RSU Weighted Average Remaining Contractual Life
Outstanding at December 31, 2019	175,989	$110.79	1.04	389,900	$119.07	1.43

Granted	52,960	$159.33		23,238	$159.33
Shares vested	(59,192)	$83.47		(30,607)	$106.77
Forfeited	(182)	$83.47		(4,554)	$111.07

Outstanding at March 31, 2020	169,575	$135.50	1.81	377,977	$122.64	1.33

Schedule of Non-cash Stock Compensation Expense
Non-cash stock compensation expense for the three months ended March 31, 2020 and March 31, 2019 has been allocated as follows:

	Three Months Ended
	March 31, 2020	March 31, 2019
	(in thousands)
Direct costs	$1,835	$3,901
Selling, general and administrative	4,234	3,178

	$6,069	$7,079